GOODWILL, SOFTWARE AND OTHER INTANGIBLES (Details) In Thousands, unless otherwise specified	12 Months Ended											12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)		Dec. 31, 2010 EUR (€)		Dec. 31, 2009 EUR (€)		Dec. 31, 2011 Computer Software Intangible Asset Member EUR (€)	Dec. 31, 2010 Computer Software Intangible Asset Member EUR (€)	Dec. 31, 2011 Other Intangible Assets [Member] EUR (€)	Dec. 31, 2010 Other Intangible Assets [Member] EUR (€)	Dec. 31, 2011 Goodwill From Global Markets And Asset Management [Member] EUR (€)	Dec. 31, 2010 Goodwill From Global Markets And Asset Management [Member] EUR (€)	Dec. 31, 2011 Goodwill From International [Member] EUR (€)	Dec. 31, 2010 Goodwill From International [Member] EUR (€)	Dec. 31, 2011 Goodwill From Turkish Operations [Member] EUR (€)	Dec. 31, 2010 Goodwill From Turkish Operations [Member] EUR (€)	Dec. 31, 2011 Goodwill From Insurance [Member] EUR (€)	Dec. 31, 2010 Goodwill From Insurance [Member] EUR (€)	Dec. 31, 2011 Goodwill From Other [Member] EUR (€)	Dec. 31, 2010 Goodwill From Other [Member] EUR (€)
Goodwill by segment
Goodwill, opening		€ 3,499,078	[1]									€ 7,956	€ 7,956	€ 463,627	€ 476,221	€ 2,707,446	€ 2,600,143	€ 239,297	€ 239,297	€ 80,752	€ 82,630
Additions and foreign exchange differences												0	0	24,216	(6,274)	(414,015)	107,303	0	0	0	(1,878)
Impairment/write-offs	553,532	418,415		6,320	[1]	0	[1]					(7,956)	0	(125,148)	(6,320)	0	0	(236,727)	0	(48,584)	0
Goodwill, closing	3,559,815	2,690,864		3,499,078	[1]							0	7,956	362,695	463,627	2,293,431	2,707,446	2,570	239,297	32,168	80,752
Software and other intangibles
Gross carrying amount								543,019	504,164	367,523	393,186
Accumulated amortization								(343,368)	(298,092)	(168,182)	(139,367)
Net book value	$ 527,837	€ 398,992		€ 459,891	[1]			€ 199,651	€ 206,072	€ 199,341	€ 253,819

[1]	As restated. See Note 43 for more information.